Offsets	Sep. 30, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Ellington Financial Inc.
Form or Filing Type	S-3
File Number	333-269386
Initial Filing Date	Jan. 24, 2023
Fee Offset Claimed	$ 2,496.49
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 22,654,175.00
Termination / Withdrawal Statement	Ellington Financial Inc. (the "Company") is registering shares of common stock having a proposed maximum aggregate offering price of up to $300,000,000 pursuant to the prospectus supplement to which this Exhibit 107 relates (the "Current Prospectus Supplement"). The Company has previously registered shares of common stock having a proposed maximum aggregate offering price of up to $225,000,000 offered by means of a prospectus supplement dated January 24, 2023 and an accompanying prospectus dated January 24, 2023 pursuant to a Registration Statement on Form S-3 (Registration No. 333-269386) filed on January 24, 2023. Of those shares of common stock, shares of common stock having an aggregate offering price of $202,345,825 have been sold. As such, securities with an aggregate offering price of $22,654,175 offered hereby are unsold securities previously registered on the Prior Prospectus Supplement, for which filing fees of $2,496.49 were previously paid to the SEC on January 24, 2023 and will continue to be applied to such unsold securities. The offering pursuant to the Prior Prospectus Supplement has been completed and the unsold securities thereunder will be offered pursuant to the Current Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Ellington Financial Inc.
Form or Filing Type	S-3
File Number	333-269386
Filing Date	Jan. 24, 2023
Fee Paid with Fee Offset Source	$ 24,795.00
Offset Note	Ellington Financial Inc. (the "Company") is registering shares of common stock having a proposed maximum aggregate offering price of up to $300,000,000 pursuant to the prospectus supplement to which this Exhibit 107 relates (the "Current Prospectus Supplement"). The Company has previously registered shares of common stock having a proposed maximum aggregate offering price of up to $225,000,000 offered by means of a prospectus supplement dated January 24, 2023 and an accompanying prospectus dated January 24, 2023 pursuant to a Registration Statement on Form S-3 (Registration No. 333-269386) filed on January 24, 2023. Of those shares of common stock, shares of common stock having an aggregate offering price of $202,345,825 have been sold. As such, securities with an aggregate offering price of $22,654,175 offered hereby are unsold securities previously registered on the Prior Prospectus Supplement, for which filing fees of $2,496.49 were previously paid to the SEC on January 24, 2023 and will continue to be applied to such unsold securities. The offering pursuant to the Prior Prospectus Supplement has been completed and the unsold securities thereunder will be offered pursuant to the Current Prospectus Supplement.